CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
RECONCILIATION TO AMOUNTS ON CONSOLIDATED BALANCE SHEETS:
Cash and cash equivalents	$ 70,312	$ 13,133,540
TOTAL CASH, CASH EQUIVALENTS AND RESTRICTED CASH	$ 70,312	$ 13,133,540	$ 2,705,771